Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 HKD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Provisions for credit losses	$ 873,841	$ 85,644	$ 1,247,907
Accrued provisions for credit losses, written off	399,951	20,767	1,247,907
Accounts receivable, allowance for credit loss	556,051	66,093
Impairment on investments in equity method
Residual value rate	5.00%			5.00%	5.00%	5.00%
Impairment loss on the prepayments for lease of land			285,553
Prepayments for lease of land							$ 285,553
Impairment losses of long-lived assets			536,206
Impairment loss of goodwill			5,617,865
Employee benefits, total expenses	422,845	536,649	707,493
Research and development expenses	8,085	252,451	514,411
Advertising expenses	$ 439,902	2,524,283	$ 4,197,993
Percentage of value added tax	6.00%			6.00%	6.00%	6.00%
Percentage of sales of products	13.00%			13.00%	13.00%	13.00%
Percentage of tax benefit	50.00%
Impairment for right-of-use lease assets
Number of operating segment (in segment) | segment	2
Cash and cash equivalents	$ 8,098,075	$ 7,841,306
Short term investment	1,326,153
Credit risk	901,167
Cash equivalents	5,391,028
Cash	172,686
Deposited in financial institutions	5,734,613
Deposit amount of certain investment account	16,809
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, FDIC insured amount	71,499			¥ 500,000
Deposited in financial institutions	5,035,884
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, FDIC insured amount	250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash	1,190,713
Deposited in financial institutions	1,126,937
Cash balance	63,776				¥ 10,000,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance	$ 102,784					$ 800,000
Minimum [Member] | Land [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	16 years			16 years	16 years	16 years
Maximum [Member] | Land [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	32 years			32 years	32 years	32 years
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Short term investment	$ 5,734,613
Zhongxin [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	6.67%	6.67%		6.67%	6.67%	6.67%
West Angel [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	40.00%	40.00%		40.00%	40.00%	40.00%
Minor Equity Interest [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	3.00%			3.00%	3.00%	3.00%
Minor Equity Interest [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	5.00%			5.00%	5.00%	5.00%